MAINSTAY FUNDS TRUST

MainStay Epoch International Small Cap Fund (the “Fund”)

Supplement dated April 28, 2017 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2017, as supplemented, and

Statement of Additional Information dated February 28, 2017, as supplemented (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

Effective May 1, 2017, Eric Citerne will no longer serve as portfolio manager of the Fund. All references to him are deleted in their entirety. Wei Huang will join John Morgan and Michael Welhoelter as a portfolio manager of the Fund.

1.	The table in the section entitled “Management” of the Summary Prospectus and Prospectus with respect to the Fund is deleted in its entirety and replaced as follows:

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	Michael Welhoelter, Managing Director	Since 2009
	John Morgan, Managing Director	Since 2014
	Wei Huang, Director	Since May 2017

2.	In the section of the Prospectus entitled “Know With Whom You’re Investing,” the subsection entitled “Portfolio Manager Biographies,” is amended to add the following:

Wei Huang, CFA

Mr. Huang has been a portfolio manager for the MainStay Epoch International Small Cap Fund since May 2017. Mr. Huang is a Director, Portfolio Manager and Research Analyst. Prior to joining Epoch in 2014, Mr. Huang spent 13 years at Philadelphia International Advisors where he was a portfolio manager and analyst. Earlier in his career, he was a Senior Principal Engineer working on the NASA space shuttle program. Mr. Huang holds a B.S. in Electrical Engineering from the University of Science and Technology of China, a Ph.D. in Engineering from Ohio State University, an MBA from the Wharton Business School and is a CFA® charterholder.

3.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 95 is amended to add the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Wei Huang*	MainStay Epoch International Small Cap Fund	0	0	0	0	0	0

* The information presented for Mr. Huang is as of April 1, 2017.

b.	The table beginning on page 99 is amended to add the following :

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Wei Huang*	None	$0	$0	$0

* The information presented for Mr. Huang is as of April 1, 2017.

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